Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.02%
Communication services: 3.63%
Media: 3.63%
Trade Desk, Inc. Class A†	159,354	$15,564,105
Consumer discretionary: 8.77%
Broadline retail: 6.33%
Global-E Online Ltd.†	369,298	13,394,439
MercadoLibre, Inc.†	8,351	13,724,033
		27,118,472
Hotels, restaurants & leisure: 2.44%
Chipotle Mexican Grill, Inc.†	167,250	10,478,212
Financials: 14.52%
Capital markets: 9.17%
Morningstar, Inc.	42,070	12,446,409
S&P Global, Inc.	30,615	13,654,290
Tradeweb Markets, Inc. Class A	124,614	13,209,084
		39,309,783
Financial services: 5.35%
Jack Henry & Associates, Inc.	68,311	11,340,992
Visa, Inc. Class A	44,271	11,619,810
		22,960,802
Health care: 11.24%
Health care equipment & supplies: 5.76%
DexCom, Inc.†	113,432	12,860,920
Intuitive Surgical, Inc.†	26,597	11,831,675
		24,692,595
Health care technology: 2.47%
Veeva Systems, Inc. Class A†	57,875	10,591,704
Life sciences tools & services: 3.01%
Bio-Techne Corp.	179,801	12,882,742
Industrials: 17.30%
Aerospace & defense: 3.19%
Axon Enterprise, Inc.†	46,501	13,682,454
Commercial services & supplies: 9.25%
Copart, Inc.†	239,733	12,983,939
Rollins, Inc.	261,530	12,760,049
Waste Connections, Inc.	79,423	13,927,617
		39,671,605
Ground transportation: 2.81%
Old Dominion Freight Line, Inc.	68,226	12,048,712
See accompanying notes to portfolio of investments
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Professional services: 2.05%
Paylocity Holding Corp.†	66,655	$8,788,462
Information technology: 39.93%
Communications equipment: 3.40%
Motorola Solutions, Inc.	37,764	14,578,792
IT services: 5.90%
Gartner, Inc.†	25,598	11,495,038
Globant SA†	77,528	13,820,141
		25,315,179
Semiconductors & semiconductor equipment: 11.72%
Advanced Micro Devices, Inc.†	70,947	11,508,313
Applied Materials, Inc.	53,353	12,590,775
KLA Corp.	14,429	11,896,855
Monolithic Power Systems, Inc.	17,318	14,229,854
		50,225,797
Software: 18.91%
Cadence Design Systems, Inc.†	40,460	12,451,565
CCC Intelligent Solutions Holdings, Inc.†	1,023,735	11,373,696
Crowdstrike Holdings, Inc. Class A†	27,681	10,607,082
Fair Isaac Corp.†	7,846	11,680,026
HubSpot, Inc.†	12,338	7,276,829
ServiceNow, Inc.†	17,183	13,517,351
Tyler Technologies, Inc.†	28,196	14,176,385
		81,082,934
Real estate: 2.63%
Industrial REITs : 2.63%
Rexford Industrial Realty, Inc.	252,655	11,265,887
Total common stocks (Cost $327,251,653)		420,258,237

		Yield
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class♠∞		5.25%	3,676,586	3,676,586
Total short-term investments (Cost $3,676,586)				3,676,586
Total investments in securities (Cost $330,928,239)	98.88%			423,934,823
Other assets and liabilities, net	1.12			4,814,901
Total net assets	100.00%			$428,749,724

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
2 | Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund)

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,735,222	$12,697,436	$(18,756,072)	$0	$0	$3,676,586	3,676,586	$66,425
See accompanying notes to portfolio of investments
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 3

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund)

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,564,105	$0	$0	$15,564,105
Consumer discretionary	37,596,684	0	0	37,596,684
Financials	62,270,585	0	0	62,270,585
Health care	48,167,041	0	0	48,167,041
Industrials	74,191,233	0	0	74,191,233
Information technology	171,202,702	0	0	171,202,702
Real estate	11,265,887	0	0	11,265,887
Short-term investments
Investment companies	3,676,586	0	0	3,676,586
Total assets	$423,934,823	$0	$0	$423,934,823
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 5